Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of deferred tax assets and liabilities

	2024	2023
Deferred income tax assets:
Tax loss carryforwards	$86,289	$66,956
Research and development credits	3,942	3,942
R&D section 174 costs	15,166	9,446
Share-based compensation	1,710	1,520
Lease liability	1,713	863
Compensation	2,235	1,982
Fixed assets	302	404
Patent amortization	280	396
Accrued litigation costs	1,786	1,652
Settlement reserve	496	130
Licensing agreement	3,043	2,367
OID Interest	873	383
Other	31	21
Valuation allowance	(115,011)	(87,963)
Total deferred income tax assets	2,855	2,099
Deferred income tax liabilities:
Intangible assets	1,825	1,652
Right of use asset	1,030	447
Total deferred income tax liabilities	2,855	2,099
Total net deferred tax	$—	$—

Schedule of federal income tax rate

	2024		2023
		% of		% of
		Pretax		Pretax
	Amount	Earnings	Amount	Earnings
Income tax benefit at statutory rate	$(26,941)	21.0%	$(16,486)	21.0%
State income taxes, net of federal tax benefit	(4,063)	3.2	(2,553)	3.3
Non-deductible expenses	896	(0.7)	493	—
Stock-based compensation	1,934	(1.5)	2,015	(2.6)
Credits	—	—	—	—
Deferred tax true-up	417	(0.3)	2,823	(3.6)
Change in state rate	105	(0.1)	260	(0.3)
Other	604	(0.5)	34	—
Change in valuation allowance	27,048	(21.1)	13,414	(17.8)
Provision for income taxes	$—	—%	$—	—%

Schedule of recognized uncertain tax benefit

Balance at December 31, 2022	$390
Increases related to 2023	—
Balance at December 31, 2023	390
Decreases related to 2024	—
Balance at December 31, 2024	$390